Condensed Consolidated Balance Sheets Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Jun. 30, 2012
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	300.0
Common Stock, Shares, Issued	34.4
Common Stock, Shares, Outstanding	34.4